Promissory Notes - Narrative (Details) $ / shares in Units, shares in Millions							3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 29, 2022 USD ($) D $ / shares	Oct. 25, 2021 USD ($) $ / shares	Nov. 10, 2020 installment	May 13, 2020 USD ($) installment	May 01, 2020 USD ($) installment	Apr. 10, 2020 USD ($)	Sep. 30, 2022 USD ($) installment	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2022 USD ($) installment shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 25, 2022 USD ($)	Mar. 31, 2020 lease
Debt Instrument [Line Items]
Weighted average interest rate							3.80%	4.00%			3.80%		4.00%	1.40%
Principal Amount							$ 13,233,000	$ 57,811,000			$ 13,233,000		$ 57,811,000	$ 565,000
Interest rate in event of default							18.00%				18.00%
Shares issued upon conversion of debt (in shares) | shares													45.9
Unpaid consideration											$ 0	$ 220,000,000	$ 295,000,000	27,000,000	$ 9,132,000
Aggregate outstanding unpaid balance							$ 13,233,000	58,121,000			13,233,000		58,121,000	568,000
Payable due within one year								58,121,000					58,121,000	568,000
Payable due beyond one year							1,559,000	0			1,559,000		0	0
Operating lease liability							16,686,000	12,733,000			16,686,000		12,733,000	100,000
Terminated And Vacated Lease
Debt Instrument [Line Items]
Number of leases | lease																	1
Operating lease liability										$ 900,000
Convertible Debenture
Debt Instrument [Line Items]
Principal and accrued and unpaid interest													$ 17,600,000
Shares issued upon conversion of debt (in shares) | shares													9.4
Interest expense													$ 600,000
Convertible Debenture | YA II PN, Ltd
Debt Instrument [Line Items]
Convertible notes payable	$ 16,700,000
Threshold percentage	85.00%
Threshold consecutive trading days | D	7
Conversion price of common stock (in dollars per share) | $ / shares	$ 0.20
Conversion price (in dollars per share) | $ / shares	$ 1.50
Convertible Debenture | Convertible Debt
Debt Instrument [Line Items]
Interest rate in event of default		18.00%
Convertible Debenture | Convertible Debt | YA II PN, Ltd
Debt Instrument [Line Items]
Principal Amount		$ 75,000,000.0														$ 75,000,000.0
Convertible notes payable								57,500,000					57,500,000
Proceeds from notes payable		$ 75,000,000.0
Interest rate		4.00%
Interest rate in event of default		18.00%
Conversion price (in dollars per share) | $ / shares		$ 1.88
Redemption of unpaid principal per month		$ 8,300,000
Principal and accrued and unpaid interest													17,500,000
Convertible Debenture Due October 2022 - YA II PN
Debt Instrument [Line Items]
Principal and accrued and unpaid interest								$ 17,600,000
Shares issued upon conversion of debt (in shares) | shares								9.4
Interest expense								$ 400,000
Convertible Debenture Due October 2022 - YA II PN | YA II PN, Ltd
Debt Instrument [Line Items]
Principal and accrued and unpaid interest											$ 7,500,000
Shares issued upon conversion of debt (in shares) | shares											20.6
Interest expense							200,000				$ 1,200,000
Convertible Debenture Due October 2022 - YA II PN | Convertible Debt
Debt Instrument [Line Items]
Principal Amount								80,000,000.0					80,000,000.0
Small Business Association Paycheck Protection Program
Debt Instrument [Line Items]
Principal Amount							$ 242,000	$ 311,000			$ 242,000		$ 311,000	460,000
Interest Rate							1.00%	1.00%			1.00%		1.00%
Aggregate outstanding unpaid balance							$ 242,000	$ 312,000			$ 242,000		$ 312,000	463,000
Interest rate							1.00%	1.00%			1.00%		1.00%
Small Business Association Paycheck Protection Program | Unsecured Debt
Debt Instrument [Line Items]
Interest rate						1.00%
Interest expense											$ 636	$ 2,038
Unpaid consideration						$ 300,000
Debt instruments, number of installments | installment			18
Debt instrument, installment payable						$ 18,993
Repayments of debt							$ 23,756				71,726		$ 31,674
Timios notes payable
Debt Instrument [Line Items]
Principal Amount							$ 491,000				$ 491,000
Interest Rate							5.49%				5.49%
Interest rate							5.49%				5.49%
Debt instruments, number of installments | installment											11
Debt instrument, installment payable							$ 50,320				$ 50,320
Notes payable							600,000				600,000
Aggregate outstanding unpaid balance							$ 491,000				$ 491,000
Interest rate							5.49%				5.49%
Energica lending arrangements
Debt Instrument [Line Items]
Weighted average interest rate							3.10%				3.10%
Principal Amount							$ 3,250,000				$ 3,250,000
Number of instruments | installment							11				11
Aggregate outstanding unpaid balance							$ 3,250,000				$ 3,250,000
Outstanding unpaid balance							500,000				500,000
Payable due within one year							1,700,000				1,700,000
Payable due beyond one year							$ 1,600,000				$ 1,600,000
Energica lending arrangements | Minimum
Debt Instrument [Line Items]
Interest Rate							0.06%				0.06%
Interest rate							0.06%				0.06%
Installment term											8 months
Energica lending arrangements | Maximum
Debt Instrument [Line Items]
Interest Rate							5.70%				5.70%
Interest rate							5.70%				5.70%
Interest rate							5.70%				5.70%
Installment term											42 months
YA II PN Note 4 | Convertible Debt
Debt Instrument [Line Items]
Principal Amount								$ 80,000,000					$ 80,000,000
Interest rate								4.00%					4.00%
Conversion price (in dollars per share) | $ / shares								$ 4.95					$ 4.95
Vendor Notes Payable
Debt Instrument [Line Items]
Principal Amount								$ 0					$ 0	105,000
Aggregate outstanding unpaid balance								$ 0					$ 0	$ 105,000
Vendor Notes Payable | Minimum
Debt Instrument [Line Items]
Interest Rate								0.25%					0.25%
Interest rate								0.25%					0.25%
Vendor Notes Payable | Maximum
Debt Instrument [Line Items]
Interest Rate								4.00%					4.00%
Interest rate								4.00%					4.00%
Grapevine Logic, Inc. ("Grapevine") | Small Business Association Paycheck Protection Program | Unsecured Debt
Debt Instrument [Line Items]
Interest rate					1.00%
Unpaid consideration					$ 100,000
Debt instruments, number of installments | installment					18
Debt instrument, installment payable					$ 7,000
Delaware Board Of Trade Holdings Inc
Debt Instrument [Line Items]
Interest rate				0.25%					4.00%
Interest expense									$ 100,000
Debt instruments, number of installments | installment				2
Initial executed an unsecured promissory note				$ 30,000
Unsecured promissory note				$ 60,000
Operating lease liability										$ 900,000
Delaware Board Of Trade Holdings Inc | Vendor Notes Payable
Debt Instrument [Line Items]
Interest rate				0.25%						4.00%
Interest expense										$ 100,000
Debt instruments, number of installments | installment				2
Debt instrument, installment payable				$ 30,000
Initial executed an unsecured promissory note				30,000
Unsecured promissory note				$ 60,000
Operating lease liability										$ 900,000